UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2018 – August 31, 2018

Item 1.  Schedule of Investments.

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

Shares	Security Description	Value
Common Stock - 96.3%
Aerospace & Defense - 0.3%
138	Curtiss-Wright Corp.	$18,485
215	Esterline Technologies Corp. (a)	18,479
227	Woodward, Inc.	18,287
		55,251
Auto & Truck - 12.1%
7,018	BorgWarner, Inc.	307,178
14,926	Cooper Tire & Rubber Co.	430,615
22,413	Gentex Corp.	524,016
2,466	Lear Corp.	399,985
11,504	LKQ Corp. (a)	397,118
262	Oshkosh Corp.	18,408
6,522	PACCAR, Inc.	446,236
		2,523,556
Banks - 4.6%
1,555	Associated Banc-Corp.	42,374
740	Chemical Financial Corp.	42,269
592	Commerce Bancshares, Inc.	42,068
379	Cullen/Frost Bankers, Inc.	42,027
2,293	First Horizon National Corp.	42,237
3,144	FNB Corp.	42,287
2,327	Fulton Financial Corp.	42,351
819	Hancock Whitney Corp.	42,219
1,802	Home BancShares, Inc.	42,185
895	International Bancshares Corp.	41,931
835	PacWest Bancorp	42,159
564	Prosperity Bancshares, Inc.	42,210
364	Signature Bank	42,129
1,856	Sterling Bancorp	42,410
1,669	TCF Financial Corp.	42,309
1,184	Trustmark Corp.	42,008
562	UMB Financial Corp.	42,285
1,978	Umpqua Holdings Corp.	42,329
1,073	United Bankshares, Inc.	42,276
3,491	Valley National Bancorp	42,067
1,228	Washington Federal, Inc.	41,875
644	Webster Financial Corp.	42,105
479	Wintrust Financial Corp.	42,415
		970,525
Biotechnology - 0.3%
589	United Therapeutics Corp. (a)	72,441
Building - 0.4%
551	AECOM (a)	18,536
231	EMCOR Group, Inc.	18,503
409	Granite Construction, Inc.	18,683
878	KBR, Inc.	18,420
105	Watsco, Inc.	18,374
		92,516
Chemicals - 1.2%
326	Ashland Global Holdings, Inc.	27,449
417	Cabot Corp.	27,072
433	Compass Minerals International, Inc.	27,084
405	Minerals Technologies, Inc.	27,196
68	NewMarket Corp.	27,271
879	Olin Corp.	27,012
640	PolyOne Corp.	27,046
403	RPM International, Inc.	27,202
1,263	Valvoline, Inc.	27,180
		244,512
Commercial Services - 3.1%
2,162	Convergys Corp.	53,466
310	Deluxe Corp.	18,358
756	Leidos Holdings, Inc.	53,502
198	ManpowerGroup, Inc.	18,559

Shares	Security Description	Value
Commercial Services - 3.1% (continued)
2,040	Sabre Corp.	$53,264
19,354	The Interpublic Group of Cos., Inc.	451,916
		649,065
Communications - 2.2%
17,403	Cars.com, Inc. (a)	468,315
Computers - 4.6%
1,903	ACI Worldwide, Inc. (a)	54,064
4,977	Allscripts Healthcare Solutions, Inc. (a)	72,714
18,040	Juniper Networks, Inc.	512,877
915	Manhattan Associates, Inc. (a)	53,061
1,882	NCR Corp. (a)	53,468
2,155	NetScout Systems, Inc. (a)	53,875
537	PTC, Inc. (a)	53,668
590	Science Applications International Corp.	53,230
1,297	Teradata Corp. (a)	53,786
		960,743
Construction Materials - 0.3%
145	Carlisle Cos., Inc.	18,387
1,573	MDU Resources Group, Inc.	43,871
		62,258
Consumer Products - 0.2%
798	Plantronics, Inc.	53,642
Consumer Services - 2.3%
9,918	Adtalem Global Education, Inc. (a)	474,576
Containers - 0.8%
259	AptarGroup, Inc.	27,120
550	Bemis Co., Inc.	27,104
479	Greif, Inc., Class A	26,431
1,545	Owens-Illinois, Inc. (a)	27,300
1,002	Silgan Holdings, Inc.	27,305
485	Sonoco Products Co.	27,179
		162,439
Cosmetics & Personal Care - 0.3%
1,905	Prestige Consumer Healthcare, Inc. (a)	73,342
Electronics - 5.8%
685	Arrow Electronics, Inc. (a)	53,108
1,107	Avnet, Inc.	53,579
146	Hubbell, Inc.	18,448
6,145	Itron, Inc. (a)	408,028
17,266	Jabil, Inc.	510,383
828	Keysight Technologies, Inc. (a)	53,729
2,995	Knowles Corp. (a)	54,299
220	Regal Beloit Corp.	18,414
2,281	Vishay Intertechnology, Inc.	54,288
		1,224,276
Financials - 0.4%
1,337	Legg Mason, Inc.	41,715
752	Stifel Financial Corp.	42,014
		83,729
Food - 2.6%
13,350	Hormel Foods Corp.	522,652
385	Sensient Technologies Corp.	27,343
		549,995
Gaming, Lodging & Restaurants - 0.1%
165	Marriott Vacations Worldwide Corp.	19,615
Hardware - 0.1%
2,549	Pitney Bowes, Inc.	18,506
Hotels - 0.2%
999	ILG, Inc.	34,096

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

Shares	Security Description	Value
Household - 2.2%
418	HNI Corp.	$18,434
621	Tempur Sealy International, Inc. (a)	34,397
362	The Scotts Miracle-Gro Co.	27,049
1,080	Tupperware Brands Corp.	35,122
2,775	Whirlpool Corp.	346,819
		461,821
Insurance - 2.0%
67	Alleghany Corp. (a)	42,329
379	American Financial Group, Inc.	42,205
1,019	Aspen Insurance Holdings, Ltd.	41,932
1,391	Brown & Brown, Inc.	42,398
743	First American Financial Corp.	42,247
1,897	Old Republic International Corp.	42,076
294	Reinsurance Group of America, Inc.	41,998
316	RenaissanceRe Holdings, Ltd.	42,015
343	The Hanover Insurance Group, Inc.	42,014
539	WR Berkley Corp.	42,182
		421,396
Internet - 1.7%
4,884	Akamai Technologies, Inc. (a)	366,984
Leisure - 0.3%
519	Brunswick Corp.	34,472
926	Cinemark Holdings, Inc.	34,558
		69,030
Machinery - 2.2%
6,351	AGCO Corp.	378,901
202	Crane Co.	18,439
311	ITT, Inc.	18,383
454	Kennametal, Inc.	18,541
196	Lincoln Electric Holdings, Inc.	18,455
		452,719
Media - 5.7%
545	AMC Networks, Inc., Class A (a)	34,231
61	Graham Holdings Co., Class B	34,322
530	John Wiley & Sons, Inc., Class A	34,212
15,557	Lions Gate Entertainment Corp., Class A	365,901
670	Meredith Corp.	34,605
5,415	Scholastic Corp.	227,647
38,930	TEGNA, Inc.	453,145
		1,184,063
Medical - 11.8%
1,786	Acadia Healthcare Co., Inc. (a)	74,173
1,018	Avanos Medical, Inc. (a)	73,398
1,000	LifePoint Health, Inc. (a)	64,400
2,121	Mallinckrodt PLC (a)	73,090
1,562	MEDNAX, Inc. (a)	73,961
1,043	NuVasive, Inc. (a)	73,208
4,293	Owens & Minor, Inc.	72,895
18,046	Patterson Cos., Inc.	406,937
4,328	Quest Diagnostics, Inc.	475,993
638	STERIS PLC	73,000
2,210	Tenet Healthcare Corp. (a)	74,521
11,972	Varex Imaging Corp. (a)	375,921
3,620	Varian Medical Systems, Inc. (a)	405,512
242	WellCare Health Plans, Inc. (a)	73,222
622	West Pharmaceutical Services, Inc.	72,805
		2,463,036
Metals - 0.6%
1,270	Commercial Metals Co.	27,432
310	Reliance Steel & Aluminum Co.	27,246
375	The Timken Co.	18,244
131	Valmont Industries, Inc.	18,392
582	Worthington Industries, Inc.	27,110
		118,424

Shares	Security Description	Value
Oil & Gas - 3.7%
2,403	Callon Petroleum Co. (a)	$27,154
1,717	CNX Resources Corp. (a)	27,369
237	Core Laboratories NV	27,148
1,597	Diamond Offshore Drilling, Inc. (a)	27,820
356	Energen Corp. (a)	27,608
368	HollyFrontier Corp.	27,423
822	Matador Resources Co. (a)	26,912
20,336	McDermott International, Inc. (a)	393,298
880	Murphy Oil Corp.	27,130
417	Murphy USA, Inc. (a)	34,603
527	PBF Energy, Inc., Class A	27,362
1,995	Rowan Cos. PLC, Class A (a)	28,010
816	UGI Corp.	44,105
962	World Fuel Services Corp.	26,965
		772,907
Paper & Paper Products - 1.3%
5,189	Domtar Corp.	264,120
Pollution Control - 2.6%
269	Clean Harbors, Inc. (a)	18,451
10,496	Donaldson Co., Inc.	531,097
		549,548
Real Estate Development & Operations - 0.2%
287	Jones Lang LaSalle, Inc.	43,773
REIT - 5.7%
1,886	Alexander & Baldwin, Inc. REIT	44,264
1,052	American Campus Communities, Inc. REIT	44,110
466	Camden Property Trust REIT	44,298
1,704	CoreCivic, Inc. REIT	44,117
1,447	Corporate Office Properties Trust REIT	44,539
4,728	Cousins Properties, Inc. REIT	44,207
654	CyrusOne, Inc. REIT	43,792
1,132	Douglas Emmett, Inc. REIT	44,216
1,066	Education Realty Trust, Inc. REIT	44,111
631	EPR Properties REIT	44,284
1,427	Healthcare Realty Trust, Inc. REIT	44,180
888	Highwoods Properties, Inc. REIT	44,169
1,521	Hospitality Properties Trust REIT	44,094
1,179	JBG SMITH Properties REIT	44,165
607	Kilroy Realty Corp. REIT	44,396
1,248	LaSalle Hotel Properties REIT	43,817
1,012	Liberty Property Trust REIT	44,275
452	Life Storage, Inc. REIT	44,115
2,034	Mack-Cali Realty Corp. REIT	44,423
2,948	Medical Properties Trust, Inc. REIT	44,367
963	National Retail Properties, Inc. REIT	44,385
1,338	Omega Healthcare Investors, Inc. REIT	44,221
1,264	Rayonier, Inc. REIT	44,025
1,882	Sabra Health Care REIT, Inc.	44,378
2,323	Senior Housing Properties Trust REIT	44,392
681	Taubman Centers, Inc. REIT	43,999
1,435	Weingarten Realty Investors REIT	44,384
		1,193,723
Renewable Energy - 0.1%
224	EnerSys	18,590
Retail - 3.1%
697	Aaron's, Inc.	34,655
1,350	American Eagle Outfitters, Inc.	35,046
759	AutoNation, Inc. (a)	34,421
1,941	Bed Bath & Beyond, Inc.	34,821
792	Big Lots, Inc.	34,096
790	Brinker International, Inc.	34,981
327	Carter's, Inc.	34,639

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

Shares	Security Description	Value
Retail - 3.1% (continued)
230	Cracker Barrel Old Country Store, Inc.	$34,291
917	Dick's Sporting Goods, Inc.	34,332
442	Dillard's, Inc., Class A	34,732
2,596	GameStop Corp., Class A	34,449
378	Jack in the Box, Inc.	34,262
216	MSC Industrial Direct Co., Inc.	18,464
748	Papa John's International, Inc.	34,498
2,253	Sally Beauty Holdings, Inc. (a)	34,696
646	The Cheesecake Factory, Inc.	34,348
1,984	The Michaels Cos., Inc. (a)	33,708
750	Urban Outfitters, Inc. (a)	34,860
495	Williams-Sonoma, Inc.	34,764
		640,063
Semiconductor - 0.3%
3,181	Cypress Semiconductor Corp.	54,745
Software - 0.3%
403	Take-Two Interactive Software, Inc. (a)	53,825
Steel - 0.5%
1,009	Allegheny Technologies, Inc. (a)	27,273
457	Carpenter Technology Corp.	27,269
594	Steel Dynamics, Inc.	27,164
913	United States Steel Corp.	27,098
		108,804
Telecommunications - 0.8%
2,037	ARRIS International PLC (a)	52,778
747	Belden, Inc.	54,322
1,681	Ciena Corp. (a)	53,086
		160,186
Transportation - 6.7%
4,924	CH Robinson Worldwide, Inc.	473,098
3,335	Copa Holdings SA, Class A	266,600
209	Genesee & Wyoming, Inc., Class A (a)	18,369
963	JetBlue Airways Corp. (a)	18,374
546	Knight-Swift Transportation Holdings, Inc.	18,635
159	Landstar System, Inc.	18,412
514	Trinity Industries, Inc.	18,422
170	Wabtec Corp.	18,414
14,629	Werner Enterprises, Inc.	542,005
		1,392,329
Utilities - 2.1%
1,184	Aqua America, Inc.	44,021
477	Atmos Energy Corp.	43,994
740	Black Hills Corp.	43,549
769	Evergy, Inc.	43,871
1,254	Hawaiian Electric Industries, Inc.	44,229
796	National Fuel Gas Co.	44,202
964	New Jersey Resources Corp.	43,958
734	NorthWestern Corp.	44,011
1,193	OGE Energy Corp.	43,938
560	ONE Gas, Inc.	43,977
		439,750
Wholesale Electronics - 0.5%
547	SYNNEX Corp.	53,043
736	Tech Data Corp. (a)	53,544
		106,587
Total Common Stock (Cost $19,646,936)		20,129,821

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 2.8%
U.S. Treasury Securities - 2.8%
$600,000	U.S. Treasury Bill (b)
	(Cost $597,206)	2.03%	11/23/18	597,267
Investments, at value - 99.1% (Cost $20,244,142)				$20,727,088
Other Assets & Liabilities, Net - 0.9%				181,497
Net Assets - 100.0%				$20,908,585

CVR DYNAMIC ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

PLC     Public Limited Company

REIT    Real Estate Investment Trust

(a)        Non-income producing security.

(b)        Zero coupon bond. Interest rate presented is yield to maturity.

At August 31, 2018, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
11	ASX SPI 200 Index Future	09/20/18	$1,257,158	$1,246,285	$14,337
4	Australian 10-year Bond Future	09/17/18	380,234	375,531	2,582
15	Australian 3-year Bond Future	09/17/18	1,221,535	1,203,508	1,642
6	Australian-U.S. Dollar Currency Future	09/17/18	436,015	430,800	(6,490)
9	Canadian Currency Future	09/18/18	690,247	689,805	(442)
17	EURO-BOBL Future	12/06/18	2,610,998	2,597,027	7,486
6	EURO-BUND Future	12/06/18	1,121,308	1,119,752	7,675
6	FTSE 100 Index Future	09/21/18	598,349	577,491	(16,127)
2	Japanese Yen Currency Future	09/17/18	226,239	225,425	(814)
3	Long Gilt Future	12/27/18	470,844	475,784	(508)
35	Mexican Peso Future	09/17/18	900,420	914,725	16,915
3	Nasdaq 100 E-Mini Future	09/21/18	453,211	459,675	6,464
3	Norwegian Krone Future	09/17/18	716,032	715,020	(1,012)
7	Swiss Franc Currency Future	09/17/18	893,004	903,613	10,609
1	U.S. 10-year Note Future	12/19/18	120,480	120,266	(214)
(30)	Brazil Real Future	09/28/18	(729,845)	(736,650)	(6,805)
(2)	British Pound Currency Future	09/17/18	(161,423)	(162,050)	(1,175)
(7)	Canadian 10-year Bond Future	12/18/18	(719,737)	(723,012)	(1,739)
(1)	Euro FX Currency Future	09/17/18	(145,398)	(145,113)	285
(3)	EURO-STOXX 50 Future	09/21/18	(120,554)	(118,013)	1,744
(3)	Gold 100 oz. Future	10/29/18	(361,032)	(360,480)	552
(12)	Indian Rupee Currency Future	09/26/18	(849,451)	(844,320)	5,131
(4)	New Zealand Currency Future	09/17/18	(264,804)	(264,440)	364
(19)	Russian Ruble Future	09/17/18	(701,509)	(703,000)	(1,266)
(1)	S&P 500 E-mini Future	09/21/18	(141,671)	(145,105)	(4,040)
(2)	Silver Future	12/27/18	(148,603)	(145,570)	3,033
(10)	South African Rand Currency Future	09/17/18	(339,921)	(339,500)	421
(3)	Swedish Krona Future	09/17/18	(658,968)	(656,160)	3,573
(18)	U.S. 2-year Note Future	12/31/18	(3,805,552)	(3,804,469)	1,083
(5)	U.S. 5-year Note Future	12/31/18	(566,320)	(566,992)	(672)
			$2,381,286	$2,339,833	$42,592

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Aerospace & Defense	$55,251	$—	$—	$55,251
Auto & Truck	2,523,556	—	—	2,523,556

CVR DYNAMIC ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2018

	Level 1	Level 2	Level 3	Total
Investments at Value
Banks	$970,525	$—	$—	$970,525
Biotechnology	72,441	—	—	72,441
Building	92,516	—	—	92,516
Chemicals	244,512	—	—	244,512
Commercial Services	649,065	—	—	649,065
Communications	468,315	—	—	468,315
Computers	960,743	—	—	960,743
Construction Materials	62,258	—	—	62,258
Consumer Products	53,642	—	—	53,642
Consumer Services	474,576	—	—	474,576
Containers	162,439	—	—	162,439
Cosmetics & Personal Care	73,342	—	—	73,342
Electronics	1,224,276	—	—	1,224,276
Financials	83,729	—	—	83,729
Food	549,995	—	—	549,995
Gaming, Lodging & Restaurants	19,615	—	—	19,615
Hardware	18,506	—	—	18,506
Hotels	34,096	—	—	34,096
Household	461,821	—	—	461,821
Insurance	421,396	—	—	421,396
Internet	366,984	—	—	366,984
Leisure	69,030	—	—	69,030
Machinery	452,719	—	—	452,719
Media	1,184,063	—	—	1,184,063
Medical	2,463,036	—	—	2,463,036
Metals	118,424	—	—	118,424
Oil & Gas	772,907	—	—	772,907
Paper & Paper Products	264,120	—	—	264,120
Pollution Control	549,548	—	—	549,548
Real Estate Development & Operations	43,773	—	—	43,773
REIT	1,193,723	—	—	1,193,723
Renewable Energy	18,590	—	—	18,590
Retail	640,063	—	—	640,063
Semiconductor	54,745	—	—	54,745
Software	53,825	—	—	53,825
Steel	108,804	—	—	108,804
Telecommunications	160,186	—	—	160,186
Transportation	1,392,329	—	—	1,392,329
Utilities	439,750	—	—	439,750
Wholesale Electronics	106,587	—	—	106,587
U.S. Government & Agency Obligations	—	597,267	—	597,267
Investments at Value	$20,129,821	$597,267	$—	$20,727,088
Other Financial Instruments*
Futures	83,896	—	—	83,896
Total Assets	$20,213,717	$597,267	$—	$20,810,984
Liabilities
Other Financial Instruments*
Futures	(41,304)	—	—	(41,304)
Total Liabilities	$(41,304)	$—	$—	$(41,304)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 27, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	September 27, 2018